Consolidated Statements of Changes in Shareholders Equity (CAD)	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	AOCI [Member]	Accum. Deficit [Member]	Total
Beginning Balance at Feb. 28, 2010	44,508,673		8,257,899	577,916	(42,056,272)	11,288,216
Beginning Balance (Shares) at Feb. 28, 2010	3,923,275
Net income					(82,028)	(82,028)
Shares repurchased under provisions of the share repurchase plan		(3,920,859)	2,888,335			(1,032,524)
Shares cancelled	(3,901,323)	3,901,323
Shares cancelled (Shares)	(344,026)
Stock based compensation expense			1,494,569			1,494,569
Ending Balance at Feb. 28, 2011	40,607,350	(19,536)	12,640,803	577,916	(42,138,300)	11,668,233
Ending Balance (Shares) at Feb. 28, 2011	3,579,249
Net income					1,550,858	1,550,858
Exercise of stock options	39,192		(19,941)			19,251
Exercise of stock options (Shares)	7,400
Shares repurchased under provisions of the share repurchase plan		(3,948,956)	2,780,192			(1,168,764)
Shares cancelled	(3,968,492)	3,968,492
Shares cancelled (Shares)	(349,981)
Stock based compensation expense			414,822			414,822
Ending Balance at Feb. 29, 2012	36,678,050		15,815,876	577,916	(40,587,442)	12,484,400
Ending Balance (Shares) at Feb. 29, 2012	3,236,668
Net income					591,304	591,304
Exercise of stock options	112,449		(52,896)			59,553
Exercise of stock options (Shares)	20,000
Shares repurchased under provisions of the share repurchase plan		(3,694,332)	2,149,990			(1,544,342)
Shares cancelled	(3,694,332)	3,694,332
Shares cancelled (Shares)	(326,187)
Stock based compensation expense			151,916			151,916
Ending Balance at Feb. 28, 2013	33,096,167		18,064,886	577,916	(39,996,138)	11,742,831
Ending Balance (Shares) at Feb. 28, 2013	2,930,481